Filed with the U.S. Securities and Exchange Commission on June 23, 2016
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 724	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 726	☒
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609
Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103
It is proposed that this filing will become effective
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 28, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 724 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended February 29, 2016, for the Trust’s series: Wasmer Schroeder High Yield Municipal Fund.

Wasmer Schroeder Funds

Wasmer Schroeder High Yield Municipal Fund

Institutional Class	WSHYX

A series of Advisors Series Trust (the “Trust”)

Prospectus
June 28, 2016

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

Table of Content - Prospectus

Summary Section

WASMER SCHROEDER HIGH YIELD MUNICIPAL FUND

Investment Objectives
The Wasmer Schroeder High Yield Municipal Fund (the “Fund”) seeks to generate a high level of interest income that is not subject to federal income tax.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.96%
Less: Fee Waiver(1)	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver	0.95%
(1)
Wasmer, Schroeder & Company, Inc. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense and extraordinary expenses) do not exceed 0.95% of the Fund’s average daily net assets (the “Expense Cap”).  The Expense Cap will remain in effect through at least June 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Cap.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$305	$530	$1,177

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund’s principal investment strategy focuses on medium- to lower-credit quality municipal securities.  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities that pay interest not subject to regular federal income tax.  Some of these investments in municipal securities may pay interest that is not exempt from the federal alternative minimum tax (“AMT”).  Municipal securities may include debt obligations of U.S. states, territories, counties, cities, political subdivisions, government agencies and instrumentalities.  The Fund also invests in non-governmental municipal issuers, including but not limited to healthcare organizations, corporate issuers of municipal debt, and various project finance bond issues.  The Fund primarily invests in general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes and private placements, auction-rate securities, variable rate demand notes, lease-backed obligations and certificates of participation.  The Fund may from time to time invest temporarily up to 20% of its net assets in taxable securities of at least comparable quality to the municipal securities in which the Fund invests.  The Fund may also invest up to 25% of its net assets in municipal securities that are subject to the AMT.  The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state or territory.  However, it is not the present intention of the Fund to invest more than 25% of the Fund’s net assets in issuers located in the same state.  The Fund may hold up to 15% of its net assets in illiquid or thinly traded securities, which may include securities that are subject to resale restrictions such as those issued pursuant to Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”).  Securities issued pursuant to Rule 144A will be considered liquid if determined to be so under procedures adopted by the Board.  The Fund may invest in securities that do not produce immediate cash income, such as zero coupon securities and securities that are in payment default.

Table of Content - Prospectus

The Adviser seeks to meet these investment parameters by investing in higher yielding securities, specifically municipal securities that are deemed to be of medium- or lower-credit quality.  Investment grade securities are those securities rated ‘BBB-’ or higher by Standard & Poor’s Ratings Services (“S&P”) and/or Fitch Ratings, Inc. (“Fitch”) and/or ‘Baa3’ or higher by Moody’s Investors Service, Inc. (“Moody’s”).  The Fund considers medium- and lower-rated securities to be those securities that are rated by S&P and/or Fitch as ‘BBB+’ through ‘D’ (inclusive) and rated by Moody’s as ‘Baa1’ through ‘D’ (inclusive); non-rated securities may also meet the Adviser’s definition of a medium- or lower-credit quality security.  The Fund may invest an unlimited amount of its total assets in below-investment grade debt securities (or “junk bonds”).  The Adviser may make the determination to overweight higher-credit quality securities if it deems the difference in returns between quality classifications is too narrow or if the Adviser anticipates adverse developments in the medium- and/or lower-credit quality segments of the municipal market.

The Fund may also invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Adviser’s decision to buy or sell securities is based on its consideration of, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage.  The Adviser may pursue purchases or sales of securities to shift the Fund’s broad risk exposures (such as duration, optionality, curve positioning, sector exposure, and aggregate credit quality), to increase or reduce the Fund’s exposure to a particular issuer, or for general liquidity needs of the Fund.  The risk of market value fluctuations resulting from shifts in interest rates are not a major consideration.  In current market conditions, the Fund anticipates investing substantially in municipal bonds with remaining maturities of 5- to 30-years.  The Fund does not target a specific level of portfolio turnover as purchases and sales are made if the Adviser determines the transactions will be advantageous to the Fund.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

Table of Content - Prospectus

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
High Yield Risk.  High yield debt obligations (commonly known as “junk bonds”) are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated because of their greater exposure to credit risk.  The high yield market at times is subject to substantial volatility and high yield debt obligations may be less liquid than higher quality securities.

•
Municipal Securities Risk.  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce their yield.

•
Sector and Geographic Risk.  Since the Fund may invest a significant portion of its assets in obligations issued in a particular state and/or U.S. territory and may invest a significant portion of its assets in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly.  General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues.  Certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades.

•	Fixed Income Securities Risks. Fixed income (debt) securities are generally subject to the following risks:

o
Interest Rate Risk.  The market value of fixed income securities changes in response to interest rate changes and other factors.  Generally, the price of fixed income securities will increase as interest rates fall and will decrease as interest rates rise. It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.  The magnitude of changes in the price of fixed income securities is generally greater for those securities with longer maturities.

o
Extension Risk.  If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

o
Credit Risk.  The issuers of the debt securities held by the Fund may not be able to make interest or principal payments.  The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including payment default, than higher quality debt securities.  The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

o
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates, and the Fund may have to invest the proceeds in lower-yielding securities.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

Table of Content - Prospectus

•
Alternative Minimum Tax Risk.  The Fund may invest in municipal bonds, the interest on which is a tax preference item.  If a Fund shareholder’s AMT liability increased as a result of such dividends, this result would reduce the Fund’s after-tax return to the shareholder.

•
Political, Legislative or Regulatory Risk.  The municipal securities market generally, or certain municipal securities in particular, may be significantly affected by adverse political, legislative or regulatory changes or litigation at the federal or state level.

•
Reinvestment Risk.  A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

•
Tax and Taxability Risk.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to federal income tax.  However, after the Fund buys a security issued as tax-exempt, the Internal Revenue Service may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to federal income tax.

•
Zero Coupon Securities Risk.  While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently.  Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund for one year.  The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.WSCFunds.com or by calling the Fund toll-free at 1-855-972-6864 (855-WSC-MUNI).

Calendar Year Total Returns as of December 31,

The Fund’s calendar year-to-date return as of March 31, 2016 was 2.03%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 2.03% for the quarter ended September 30, 2015, and the lowest quarterly return was -1.07% for the quarter ended June 30, 2015.

Table of Content - Prospectus

Average Annual Total Returns (For the period ended December 31, 2015)	1 Year	Since Inception (3/31/2014)
Return Before Taxes	4.24%	9.38%
Return After Taxes on Distributions	3.86%	8.90%
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	7.98%
Barclays Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)	1.81%	5.28%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.30%	5.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Adviser.  Wasmer, Schroeder & Company, Inc. is the Fund’s investment adviser.

Portfolio Manager.  Mr. Jason D. Diefenthaler, Senior Vice President, is the portfolio manager primarily responsible for the day-to-day management of the Fund and has managed the Fund since its inception in March 2014.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Wasmer Schroeder High Yield Municipal Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-855-972-6864 (855-WSC-MUNI), by wire transfer or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Minimum Initial Investment	Minimum Subsequent Investment
All Accounts	$100,000	$500

Tax Information
The Fund’s distributions are expected to be exempt from regular federal and state income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax.  Distributions of any net realized gains are expected to be taxable.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Content - Prospectus

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The Fund’s investment objective is to generate a high level of interest income that is not subject to federal income tax.  The Fund’s investment objective is not fundamental and may be changed without shareholder approval.  The Fund will provide 60 days’ advance notice of any change in the investment objective.

Principal Investment Strategies
The Fund’s principal investment strategy focuses on medium- to lower-credit quality municipal securities.  The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities that pay interest not subject to regular federal income tax.  Some of these securities may pay interest that is not exempt from the AMT.  Municipal securities may include debt obligations of U.S. states, territories (including Puerto Rico), counties, cities, political subdivisions, government agencies and instrumentalities.  The Fund also invests in non-governmental municipal issuers, including but not limited to healthcare organizations, corporate issuers of municipal debt, and various project finance bond issues.  The Fund primarily invests in general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes and private placements, auction-rate securities, variable rate demand notes, lease-backed obligations and certificates of participation.  The Fund may from time to time invest temporarily up to 20% of its net assets in taxable securities of at least comparable quality to the municipal securities in which the Fund invests.  The Fund may also invest up to 25% of the Fund’s net assets in municipal securities that are subject to the AMT.  The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state or territory.  However, it is not the present intention of the Fund to invest more than 25% of its net assets in issuers located in the same state.  The Fund may hold up to 15% of its net assets in illiquid or thinly traded securities, which may include securities that are subject to resale restrictions such as those issued pursuant to Rule 144A of the Securities Act.  The Fund may invest in securities that do not produce immediate cash income, such as zero coupon securities, payment-in-kind securities and securities that are in payment default.

The Adviser seeks to meet these investment parameters by investing in higher yielding securities, specifically municipal securities that are deemed to be of medium- or lower-credit quality.  Investment grade securities are those securities rated ‘BBB-’ or higher by S&P and/or Fitch and/or ‘Baa3’ or higher by Moody’s.  The Fund considers medium- and lower-rated securities to be those securities that are rated by S&P and/or Fitch as ‘BBB+’ through ‘D’ (inclusive) and rated by Moody’s as ‘Baa1’ through ‘D’ (inclusive); non-rated securities may also meet the Adviser’s definition of a medium- or lower-credit quality security.  The Fund may invest an unlimited amount of its total assets in below-investment grade debt securities (or “junk bonds”).  Although the Adviser considers credit ratings in selecting investments for the Fund, the Adviser bases its investment decision for a particular instrument primarily on its own credit analysis and not on a third party’s credit rating.  At times, the Adviser may make the determination that prevailing conditions in the municipal market may warrant an increased allocation to securities that are considered to be higher-credit quality, such as bonds rated ‘A-’ and above by S&P or Fitch and ‘A3’ and above by Moody’s.  The Adviser may make the determination to overweight higher-credit quality securities if it deems the difference in returns between quality classifications is too narrow or if the Adviser anticipates adverse developments in the medium- and/or lower-credit quality segments of the municipal market.

While investing in higher-credit quality municipal issuers generally requires a top-down approach to security and sector selection, medium- and lower-credit quality issuers typically require a bottom-up approach due to the idiosyncratic nature of the market.  The Adviser’s decision to buy or sell securities is driven by internal credit research from investment professionals who seek to determine the relative value proposition of a particular municipal security or sector; internal credit opinions are first developed at the issuer level, with sector, geographic, technical and macro-economic trends also playing important roles in the research process.  The Adviser considers, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage.  The Adviser may pursue purchases or sales of securities to shift the Fund’s broad risk exposures (such as duration, optionality, curve positioning, sector exposure, and aggregate credit quality), to increase or reduce the Fund’s exposure to a particular issuer, or for general liquidity needs of the Fund.  The risk of market value fluctuations resulting from shifts in interest rates are not a major consideration.  In current market conditions, the Fund anticipates investing substantially in municipal bonds with remaining maturities of 5- to 30-years.  The Fund does not target a specific level of portfolio turnover as purchases and sales are made if the Adviser determines the transactions will be advantageous to the Fund.

Table of Content - Prospectus

Temporary Defensive Investment Strategies
For temporary defensive purposes in response to adverse market, economic, political or other conditions, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Investment Risks

Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons, including responses to economic and political developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Fund’s shares will fluctuate, you could lose money.

Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.  Additionally, the Adviser invests and trades without regard to portfolio turnover considerations, and the Fund’s annual portfolio turnover rate and investment costs and charges may, therefore, be greater than the turnover rates and costs of other types of investment vehicles.

High Yield Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield debt obligations are speculative investments and may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund. The market for high yield securities is generally thinner and less active than the market for higher quality securities.  If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become classified as “high risk.”  Consequently, high yield securities and loans entail greater risk of loss of principal than securities and loans that are investment grade rated.  Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments.  High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities.  High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk).  Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk.  High yield debt instruments may also present risks based on payment expectations.  For example, these instruments may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

Table of Content - Prospectus

Municipal Securities Risk.  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce their yield.  Typically, less information is available about a municipal issuer than is available for other types of securities issuers.  The Fund may invest in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others.  For example, the Fund may own different obligations that pay interest based on the revenue of similar projects.  The Fund’s investments may be concentrated in a particular state(s), which may subject it to a higher risk of loss as a result of adverse economic, business or other developments, such as acts of terrorism or natural disasters that affect such state(s).  Although the Fund strives to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including AMT, some income earned by the Fund’s investments may be subject to such taxes.  The Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax.  Federal and state tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and the Fund cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.  Capital gains, whether declared by the Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

Sector and Geographic Risk.  Because the Fund will invest a significant portion of its assets in obligations issued in a particular state and/or U.S. territory and may invest a significant portion of its assets in certain sectors or types of obligations, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly.  General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues.  Certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades.

Fixed Income Securities Risk.  The Fund may invest in fixed income (debt) securities whose value depends generally on an issuer’s credit rating and the interest rate of the security.  Fixed income securities are generally subject to the following risks:

•
Interest Rate Risk.  Bond prices generally rise when interest rates decline and decline when interest rates rise.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

Table of Content - Prospectus

•
Extension Risk. If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

•
Credit Risk.  The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.  The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including payment default, than higher quality debt securities.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates, and the Fund may have to invest the proceeds in lower-yielding securities.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the duration of the security and making the security more sensitive to interest rate changes.

Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for public securities.  Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

Liquidity Risk.  Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.  The Fund’s investments may at any given time consist of significant amounts of securities that are thinly traded or for which no market exists.  For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Adviser may not be able to close out a position without incurring a loss.  The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests.  High yield securities generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

Alternative Minimum Tax Risk.  The Fund may invest in municipal bonds, the interest on which is a tax preference item.  If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the Fund annually) to other tax preference items to determine possible liability for AMT.  If a Fund shareholder’s AMT liability increased as a result of such dividends, this result would reduce the Fund’s after-tax return to the shareholder.

Political, Legislative or Regulatory Risk.  The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the federal or state level.  For example, political or legislative changes (as well as economic conditions) in a particular state or political subdivision of the state may affect the ability of the state or subdivision’s governmental entities to pay interest or repay principal on their obligations or to issue new municipal obligations.  In addition, the value of municipal securities is affected by the value of tax-exempt income to investors.  For example, a significant change in rates or a restructuring of the federal income tax (or serious consideration of such a change by the U.S. government) may cause a decline in municipal securities prices, since lower income tax rates or tax restructuring could reduce the advantage of owning municipal securities.  Lower state or municipal income tax rates may have a similar effect on the value of municipal securities issued by a governmental entity in that state or municipality.

Table of Content - Prospectus

Reinvestment Risk.  Income from a Fund’s debt securities may decline if the Fund invests the proceeds from matured, traded, prepaid or called securities in securities with interest rates lower than the current earnings rate of the Fund’s portfolio.  For example, debt securities with high relative interest rates may be paid by the issuer prior to maturity, particularly during periods of falling interest rates.  During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). Moreover, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected.  This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs).  As a result, a Fund may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Fund’s investment income.

Tax and Taxability Risk.  Municipal securities may decrease in value during times when federal income tax rates are falling.  Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect a Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to federal income tax.  However, after the Fund buys a security issued as tax-exempt, the Internal Revenue Service may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to federal income tax.

Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently.  The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.  Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.  Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions.  The required distributions may result in an increase in a Fund’s exposure to zero coupon securities.  During a period of severe market conditions, the market for such securities may become even less liquid.  In addition, as these securities do not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Table of Content - Prospectus

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

Investment Adviser
Wasmer, Schroeder & Company, Inc. (the “Adviser”), located at 600 Fifth Avenue South, Suite 210, Naples, Florida 34102, is the Fund’s investment adviser and is an independent investment management firm specializing in fixed income investments.  The Adviser offers portfolio management services to high net worth individuals, wealth management groups and institutions.  The Adviser has been an SEC-registered investment adviser since 1988.

The Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies.  The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.70% of its average daily net assets.  Prior to June 28, 2016, the Fund paid the Adviser a monthly management fee calculated at an annual rate of 0.75% of its average daily net assets.  After expense waivers, the management fee paid to the Adviser for the fiscal year ended February 29, 2016 was equal to 0.74% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ending August 31, 2015.

The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

Portfolio Manager
Jason D. Diefenthaler, Senior Vice President of the Adviser, is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Diefenthaler began his career at the Adviser in January 2000 as the firm’s lead taxable and tax-exempt research analyst.  He is a member of the firm’s Executive, Portfolio Management, Credit, Investment, and Compliance Committees where he works on the development of investment management decisions.  Mr. Diefenthaler holds a B.S. in Finance from Florida State University, is a member of the National Federation of Municipal Analysts, a member of Leadership Collier Foundation Alumni AssociationTM and is a board member of the Southern Municipal Finance Society.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities in the Fund.

Fund Expenses
The Fund is responsible for its own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fee and pay Fund expenses to ensure that the Fund’s aggregate annual operating expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 0.95% of average daily net assets, through at least June 27, 2017.  The term of the Fund’s operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

Table of Content - Prospectus

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Shares of the Fund are sold at net asset value (“NAV”) per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that it generally considers to be the principal exchange on which the security is traded.  Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

How to Purchase Fund Shares
You may purchase shares of the Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Fund to receive purchase orders.  The minimum initial investment for Institutional Class shares is $100,000 and the minimum subsequent investment for Institutional Class shares is $500.  Please use the appropriate account application when purchasing by mail or wire.  If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 1-855-972-6864 (855-WSC-MUNI).  The Fund reserves the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Fund.  Orders may also be rejected from persons believed by the Fund to be “market timers.”

Table of Content - Prospectus

All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks or any conditional order or payment.

To buy shares of the Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Fund.

Purchases In-Kind.  In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s investment objective and otherwise acceptable to the Adviser and the Board.  For further information, you may call a customer service representative of the Fund toll-free at 1-855-972-6864 (855-WSC-MUNI).

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P. O. Box will not be accepted.  Please contact the Transfer Agent at 1-855-972-6864 (855-WSC-MUNI) if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the Wasmer Schroeder High Yield Municipal Fund, to the Transfer Agent at the following address:

Wasmer Schroeder High Yield Municipal Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

Wasmer Schroeder High Yield Municipal Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Table of Content - Prospectus

Purchasing Shares by Telephone
If you have been authorized to perform telephone transactions (either by completing the required portion of your account application or by subsequent arrangement in writing with the Fund), and your account has been open for 15 calendar days, you may purchase additional shares by calling the Fund toll-free at 1-855-972-6864 (855-WSC-MUNI).  You may not make your initial purchase of the Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchasing Shares by Wire
If you are making your initial investment in the Fund, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
FFC: Wasmer Schroeder High Yield Municipal Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-972-6864 (855-WSC-MUNI).  Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Table of Content - Prospectus

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the “Automatic Investment Plan” section on the account application or call the Transfer Agent at 1-855-972-6864 (855-WSC-MUNI) if you have any questions.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the automatic investment date.

Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-855-972-6864 (855-WSC-MUNI) for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above.  You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Fund through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

How to Sell Fund Shares
You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your financial intermediary.

In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
Wasmer Schroeder High Yield Municipal Fund	Wasmer Schroeder High Yield Municipal Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Table of Content - Prospectus

NOTE:	The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone
If you complete the appropriate portion of the account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 1-855-972-6864 (855-WSC-MUNI) before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds can be sent by check to the address of record or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-972-6864 (855-WSC-MUNI) for instructions.

If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-855-972-6864 (855-WSC-MUNI).  Investors will be asked whether or not to withhold taxes from any distribution.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem your shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $100,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at the addresses shown above or at 1-855-972-6864 (855-WSC-MUNI).

Table of Content - Prospectus

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-855-972-6864 (855-WSC-MUNI).

Redemption “In-Kind”
The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  A redemption, whether in cash or in-kind, is a taxable event for you.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
Signature guarantees, from either a Medallion program member or non-Medallion program member, will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and

•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions
The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made.  This does not apply to retirement plan accounts.  You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends from net investment income on a monthly basis.  The Fund will make distributions of capital gains, if any, on an annual basis.  The Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

Table of Content - Prospectus

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.  Distributions are taxable whether reinvested in additional shares or received in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserve the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least 5 days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Fund.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund make efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Redemption Fees.  The Fund charges a 1.00% redemption fee on the redemption of Fund shares held for 60 days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Although the Fund has the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Fund’s redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Fund’s redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or health of the shareholder;

•	minimum required distributions from retirement accounts;

•	redemptions resulting in the settlement of an estate due to the death of the shareholder;

•	shares acquired through reinvestment of distributions (dividends and capital gains); and

Table of Content - Prospectus

•	redemptions initiated through an automatic withdrawal plan.

Monitoring Trading Practices.  The Fund monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are infrequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

The Fund has elected and intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by tax law and satisfies certain other requirements that are described in the SAI.

Table of Content - Prospectus

The Fund typically makes distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gain, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  A portion of ordinary income dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  However, eligibility for the qualified dividend rate depends on the actual investments of the Fund and there is no assurance that any of the Fund’s investments will produce income eligible for this preferential rate.  An additional federal tax at the rate of 3.8% may apply to net investment income, which generally includes dividends from the Fund and gain on sales of Fund shares, of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions generally are taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month, but paid in the following January are taxable as if received the prior December.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell your Fund shares, it is a taxable event for you.  Depending on the purchase and sale price of the shares you sell, you may have a gain or a loss on the transaction.  It will be a capital gain or loss if you hold your shares in the Fund as a capital asset.  Long-term capital gains are subject to a maximum federal income tax rate of 20% (not including the 3.8% net investment income tax).  You are responsible for any tax liabilities generated by your transaction.  The Code limits the deductibility of capital losses in certain circumstances.

There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.  Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.  Schiff Hardin has expressed no opinion in respect thereof.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC (“Quasar”), an affiliate of the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Service Fees – Other Payments to Third Parties
The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Table of Content - Prospectus

The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

•
Reject any purchase request for any reason.  Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below $1,000 due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and

•	Reject any purchase or redemption request that does not contain all required documentation.

Additionally, the Fund’s minimum investment requirements may be waived for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	existing clients of the Adviser, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor;

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor; and

•
individual accountholders of a financial intermediary that charges an ongoing fee for its services or offers shares through a no-load network or platform, provided the aggregate value of such accounts invested in Institutional Class shares is at least $100,000 or is anticipated by the Adviser to reach $100,000.

Table of Content - Prospectus

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Fund Shares.”

Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings
Statements and reports that the Fund will send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and semi-annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-972-6864 (855-WSC-MUNI) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Table of Content - Prospectus

INDEX DESCRIPTIONS

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The Barclays Municipal High Yield Bond Index is a rules-based, market-value-weighted index.  Bonds eligible for inclusion in the Index must have a credit quality classification of Ba1/BB+ or lower or be unrated or nonrated by all three categories.  They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million.  The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

The Barclays Municipal Bond Index is a rules-based, market-weighted index which represents the long-term tax-exempt bond market.  Bonds eligible for inclusion in the index must be rated investment grade and have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must also be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

Table of Content - Prospectus

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rates that an investor would have earned on an investment in the Fund assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report dated February 29, 2016, which is available free of charge upon request.

For a share outstanding throughout each period	Year Ended February 29, 2016	March 31, 2014* through February 28, 2015

Net asset value, beginning of period	$10.78	$10.00

Income from investment operations:
Net investment income^	0.51	0.53
Net realized and unrealized gain/(loss) on investments	(0.02)	0.77
Total from investment operations	0.49	1.30

Less dividends and distributions:
Dividends from net investment income	(0.51)	(0.52)
Total dividends	(0.51)	(0.52)

Redemption fees	0.00^#	0.00^#

Net asset value, end of period	$10.76	$10.78

Total return	4.67%	13.27%+

Supplemental data and ratios:
Net assets, end of period (thousands)	$101,847	$82,400
Ratio of net expenses to average net assets:
Before fee waivers	1.01%	1.08%++
After fee waivers	1.00%	1.00%++
Ratio of net investment income to average net assets:
Before fee waivers	4.77%	5.48%++
After fee waivers	4.78%	5.56%++
Portfolio turnover rate	27%	16%+
* Commencement of operations.
^ Based on average shares outstanding.
# Amount is less than $0.01 per share.
+ Not annualized.
++ Annualized.

Table of Content - Prospectus

Investment Adviser
Wasmer, Schroeder & Company, Inc.
600 Fifth Avenue South, Suite 210
Naples, Florida 34102

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Table of Content - Prospectus

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Table of Content - Prospectus
PN-1

Wasmer Schroeder High Yield Municipal Fund
A series of Advisors Series Trust
www.WSCFunds.com

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s previous fiscal year.

The SAI and Shareholder Reports are available free of charge on the Fund’s website at www.WSCFunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-855-972-6864 (855-WSC-MUNI) or by writing to:

Wasmer Schroeder High Yield Municipal Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
wasmerschroeder.com

You may review and copy information about the Fund, including the SAI and Shareholder Reports, at the Public Reference Room of the SEC in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;

•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or

•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Table of Content - Prospectus

Statement of Additional Information

June 28, 2016

Wasmer Schroeder High Yield Municipal Fund

Institutional Class	WSHYX

Investment Adviser:

Wasmer, Schroeder & Company, Inc.
600 Fifth Avenue South, Suite 210
Naples, Florida 34102

Account Information and Shareholder Services:

Wasmer Schroeder High Yield Municipal Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-972-6864

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated June 28, 2016, as may be revised, for the Institutional Class of the Wasmer Schroeder High Yield Municipal Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”).  A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.WSCFunds.com.

The Fund’s audited financial statements and notes thereto for the fiscal period ended February 29, 2016, are included in the Fund’s annual report to shareholders for the fiscal period ended February 29, 2016, and are incorporated by reference into this SAI.  A copy of the annual report may be obtained without charge by calling or writing the Fund as shown above or by visiting the Fund’s website at www.WSCFunds.com.

TABLE OF CONTENTS

Table of Contents - Statement of Additional Information

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October3,1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The Fund commenced operations on March 31, 2014.

Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Fund’s Prospectus as to the investment policies and risks of the Fund.

Diversification
The Fund is diversified under applicable federal securities laws. This means that as to 75% of its total assets (1)no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. The Fund owns more than 50% of a specific bond issue backed by a single issuer. The bond is not a voting security, however it is in default and the Adviser’s status as the majority bondholder gives certain right of direction regarding the trust estate and approval requirements. The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Risks Associated With Recent Economic Events
The U.S. credit markets have been experiencing above-average volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for some issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by the Fund. A significant worsening of the conditions could adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the net asset value (“NAV”) of their shares.

Table of Contents - Statement of Additional Information

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the aftermath of the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

The Fund may invest in municipal obligations of issuers located in Puerto Rico. Puerto Rico continues to face significant fiscal challenges, including persistent government budget deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Several rating organizations have downgraded a number of securities issued in Puerto Rico to below investment-grade or placed them on “negative watch.” Any further downgrades could place additional strain on the Puerto Rican economy. In addition, in August 2015, Puerto Rico became the first U.S. commonwealth to default on its debt, missing most of a $58 million bond payment. In January 2016, Puerto Rico defaulted on approximately $174 million in debt payments to some bondholders. Future defaults may occur in the event that Puerto Rico does not have the ability to meet its upcoming obligations.

Government Intervention In Financial Markets Risk
The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced excess volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. In unusual circumstances, issuers of corporate securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Fixed Income Securities
The market value of the fixed income investments in which the Fund may invest will change in response to interest rate changes and other factors. During periods of declining interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s NAV. Additional information regarding fixed income securities is described below:

Table of Contents - Statement of Additional Information

•
Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•
Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Municipal Bonds
Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various public purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source.

State and local government authorities and agencies may issue a special type of municipal bond called private activity bonds (“PABs”). The Fund may purchase PABs only if the interest on them is free from federal income taxation, although such interest may be an item of tax preference for purposes of the federal alternative minimum tax (“AMT”). In general, PABs are revenue bonds and are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities such as for energy and pollution control. PABs are also used to finance public facilities such as airports and mass transit systems. The credit quality of PABs is usually directly related to the credit standing of the user of the facilities being financed.

Municipal leases and participation interests therein are another type of municipal bond (collectively, lease obligations). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a variety of equipment and facilities. The factors to be considered in determining whether or not any rated municipal lease obligations are liquid include the following: (1) the frequency of trades and quotes for the obligations, (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers, (3) the willingness of dealers to undertake to make a market in the securities, (4) the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer, (5) the likelihood that the marketability of the obligation will be maintained through the time the instrument is held, (6) the credit quality of the issuer and the lessee, and (7) the essentiality to the lessee of the property covered by the lease. Unrated municipal lease obligations are considered illiquid.

Table of Contents - Statement of Additional Information

The Fund does not intend to hold municipal lease obligations directly as a lessor of the property, but the Fund may from time to time purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the Fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation. Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt, including voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts have evolved as means for governmental issuers to acquire property and equipment without being required to meet these constitutional and statutory requirements. Many leases and contracts include non-appropriation clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance restrictions. In determining the liquidity of a municipal lease obligation, the Adviser will differentiate between direct interests in municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-purchase agreement as its base. See “Asset-Backed Securities”. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

The Fund also may invest in municipal notes, which include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), and bond anticipation notes (“BANs”). TANs are issued to finance working capital needs of municipalities. Generally, TANs are issued in anticipation of future seasonal tax revenues, such as from income, sales, use and business taxes and are payable from these future revenues. RANs are issued in expectation of receipt of non-tax revenue, such as that available under federal revenue-sharing programs. BANs are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the BANs.

The Adviser and the Fund rely on the opinion of bond counsel for the issuer in determining whether obligations are municipal bonds. If the Internal Revenue Service (“IRS”) or a court holds that an obligation held by the Fund is not a municipal bond (or that the interest thereon otherwise is subject to federal income tax), the Fund may continue to hold the obligation or, if it is sold, a loss might occur upon such sale.

Municipal bonds vary widely as to their interest rates, degree of security and maturity. Bonds are selected on the basis of quality, yield and diversification. Factors that affect the yield on municipal bonds include general money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the nature of the issue. Lower-rated bonds (or unrated bonds of comparable quality as determined by the Adviser) usually, but not always, have higher yields than similar but higher-rated bonds (or unrated bonds of comparable quality as determined by the Adviser).

Medium- or lower-rated municipal securities (securities typically rated BBB+ or lower by Standard & Poor’s Ratings Services (“S&P”) or comparably rated by another NRSRO, or, if unrated, determined by the Adviser to be of comparable quality) are frequently traded only in markets where the number of potential purchasers and sellers, if any, is very limited. This factor may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Low-rated securities (securities typically rated BB+ or lower by S&P or comparably rated by another NRSRO, or, if unrated, determined by the Adviser to be of comparable quality) (commonly called “junk bonds”) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than high-rated securities and may decline significantly in periods of general economic difficulty. The market for low-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing low-rated debt securities than with respect to higher-rated debt securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for low-rated debt securities, the Adviser’s research and credit analysis are an especially important part of managing securities of this type held by the Fund. The Adviser regularly monitors the issuers of low-rated debt securities in the Fund’s portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of its shareholders.

Table of Contents - Statement of Additional Information

Now or in the future, S&P may use different rating designations for municipal obligations depending on their maturities on issuance or other characteristics. See Appendix A.

Risks of Certain Types of Municipal Bonds. At any one time, the Fund may invest significantly in revenue bonds, the principal and interest on which are payable from revenues derived from similar projects, including the following: electrical utilities, health care and life care facilities and small industries. A substantial amount of the assets of the Fund may therefore be invested in securities that are related in such a way that an economic, business or political development or change affecting one such security may likewise affect the other securities. For example, a declining market for health care facilities might adversely affect the ability of municipalities to make timely payments of principal and interest on revenue bonds to be paid from hospital revenues. The Fund also could have more than 25% of its total assets invested in issuers in the same geographic area, but will not have more than 25% of its total assets in securities of issuers located in any one state.

Many of the lower-rated municipal bonds in which the Fund seeks to invest may be PABs. As discussed above under “Municipal Bonds”, the entity responsible for payment of the principal and interest on PABs is usually the nongovernmental user of the facility being financed by the bond issue. Consequently, to the extent the Fund invests in bonds payable from revenues from facilities or projects in any one industry, it will be subject to the risks inherent in that industry.

For example, a hospital’s gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management and medical capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges. Significant events impacting the hospital industry in any one of these areas might adversely affect the industry’s ability to service its debt or to pay principal when due.

Life care facilities are an alternative form of long-term housing for the elderly. They are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in the process. The facilities may also be impacted by the regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Table of Contents - Statement of Additional Information

Auction Rate Securities. The Fund may buy auction rate securities, which are debt securities with an interest rate set at auction. Auction rate securities may be issued by state and local governments, agencies and authorities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The rate is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum rate. The rate set by the auction is the lowest rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities. In addition, there may be no active secondary market for these securities between auctions, and sales conducted on a secondary market may not be on terms favorable to the seller. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so, and therefore, there is no guarantee that a liquid market will exist for the Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

High-Yield Securities
The Fund invests in debt securities, including bonds and debentures (which are long-term) and notes (which may be short- or long-term). The Fund invests in securities that are rated below investment grade or non-rated. Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal. Lower-grade obligations are commonly referred to as “junk bonds.” Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities. Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The Fund may purchase unrated securities. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the securities comparative credit rating.

The high yield market at times is subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities’ issuers to repay principal and interest. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and the Fund’s NAV per share. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Table of Contents - Statement of Additional Information

Certain securities held by the Fund including high yield securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the Fund’s net assets.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Fund to accurately value high yield securities or dispose of them. To the extent the Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities. The Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Further, the Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so the Fund can meet redemption requests. To the extent that the Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds. The Fund may retain a portfolio security whose rating has been changed.

Industrial Development Bonds (“IDBs”)
These bonds are a type of revenue bond and are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

U.S. Government Obligations
The Fund may make short term investments in U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms. The Fund will not be eligible to distribute exempt-interest dividends to its shareholders, even if its investments include mutual funds that hold U.S. Government or municipal obligations that generate tax-exempt interest.

Table of Contents - Statement of Additional Information

Illiquid Securities
As a non-principal strategy, the Fund may hold up to 15% of its net assets in securities that are illiquid, which means that there may be legal or contractual restrictions on their disposition, or that there is no readily available market for such a security. Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. Securities that are considered liquid at the time of purchase may become illiquid after such time for a number of reasons, such as during periods of market turmoil. Any subsequent change in values, net assets or other circumstances that causes the Fund’s holdings of illiquid securities to exceed 15% of its net assets will generally require the Fund to sell enough of these holdings to stay below the threshold. It is possible that the Fund may need to sell illiquid securities at inopportune times in the course of complying with its percentage limitation, which could cause the Fund to suffer a loss. There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees. The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees). The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security. Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed. If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities. The Fund is permitted to sell restricted securities to qualified institutional buyers.

Restricted Securities
Subject to its investment policies and restrictions, the Fund may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. For example, the Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. See Appendix B.

Table of Contents - Statement of Additional Information

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or U.S. exchange and may be less liquid than listed securities. Certain restricted securities, including Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board.

Restricted securities that have not been registered generally are referred to as private placements and are purchased directly from the issuer or in the secondary market and usually are not listed on an exchange nor traded in other established markets. Such securities are restricted as to disposition and generally are sold to institutional investors. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks than investments in the securities of more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

As a result of the absence of a public trading market, privately placed securities and other restricted securities may be less liquid and more difficult to value than publicly-traded securities. As relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, the Fund could have difficulty selling them when the Adviser believes it is advisable to do so. To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than the fair market value.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if the securities were publicly traded. As a result, the Fund may be less able to predict a loss. In making investments in such securities, the Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities. The Fund may also take a minority interest in a privately offered security, which may limit the Fund’s ability to protect shareholders’ interests in connection with corporate actions by the privately held company.

Zero-Coupon Securities. The Fund may invest in zero-coupon securities. Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value, do not pay current interest to holders prior to maturity, or have a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of the Fund (and thus an investor’s) as the income accrues, even though payment has not been received. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Table of Contents - Statement of Additional Information

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream or custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities. The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government security. These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government security. The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

Variable and Floating Rate Securities. The Fund may invest in variable and floating rate securities, including perpetual floaters. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. A perpetual floater is a floating rate security with no stated maturity date. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government securities or indices on those securities and any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. The Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may have greater volatility in market value, in that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights they may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Table of Contents - Statement of Additional Information

Other Investment Companies
The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions and for temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1)more than 3% of the total outstanding voting stock of another fund; (2)securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3)securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund invests will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not currently expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Table of Contents - Statement of Additional Information

Temporary Defensive Measures
For temporary defensive purposes, the Fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the Fund may direct its assets to the following investment vehicles:

•	Interest-bearing bank accounts or certificates of deposit;

•	U.S. Government securities and repurchase agreements collateralized by U.S. Government securities; and

•	Money market funds.

To the extent the Fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

Borrowing
The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33 1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Special Risks Related to Cyber Security
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i)67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii)more than 50% of the outstanding shares of the Fund.

Table of Contents - Statement of Additional Information

For purposes of the Fund’s investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

The Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities, except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

7.	Purchase or sell physical commodities or contracts relating to physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

PORTFOLIO TURNOVER

Although the Fund generally does not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1)the lesser of purchases or sales of portfolio securities for the fiscal year by (2)the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

Table of Contents - Statement of Additional Information

The following table shows the portfolio turnover rates for the Fund’s two most recent fiscal periods:

February 29, 2016	February 28, 2015*
27%	16%
* For the fiscal period from March 31, 2014 (inception date) through February 28, 2015.

PORTFOLIO HOLDINGS POLICY

The Adviser and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of the fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. In addition, the Fund’s top ten holdings, sector allocation and other characteristics as of the most recent calendar quarter end are available on the Fund’s website at www.WSCFunds.comapproximately five business days after the quarter end. The annual and semi-annual reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

Table of Contents - Statement of Additional Information

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Schiff Hardin and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Fund. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Table of Contents - Statement of Additional Information

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	1	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (open-end investment company with four portfolios).
George J. Rebhan (age 81) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Table of Contents - Statement of Additional Information

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Raymond B. Woolson (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	1
Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee, Doubleline Funds Trust (open-end investment company with 13 portfolios), Doubleline Equity Funds, Doubleline Opportunistic Credit Fund and Doubleline Income Solutions Fund, from 2010 to present.

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine(4) (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term; since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Table of Contents - Statement of Additional Information

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term; since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).
Douglas G. Hess (age 48) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term; since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March1997 to present).
Cheryl L. King (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin J. Hayden (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Albert Sosa (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).
Michael L. Ceccato (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).
Jeanine M. Bajczyk, Esq. (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term; since September 2015.	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).
Table of Contents - Statement of Additional Information

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Emily R. Enslow, Esq. (age 29) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Secretary	Indefinite term; since September 2015.
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012-July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012-September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

*	Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor. In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of May 31, 2016, the Trust was comprised of 49 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act. Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation
Effective January 1, 2016, the Independent Trustees each receive an annual retainer of $80,000 allocated among each of the various portfolios comprising the Trust, an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2016, the annual retainer was $70,000. The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended February 29, 2016.

Table of Contents - Statement of Additional Information

	Aggregate Compensation(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
Gail S. Duree	$2,221	None	None	$2,221
Donald E. O’Connor(2)	$1,670	None	None	$1,670
George J. Rebhan	$2,329	None	None	$2,329
George T. Wofford	$2,113	None	None	$2,113
Raymond B. Woolson(3)	$443	None	None	$443
Interested Trustee
Joe D. Redwine	$0	None	None	$0
(1)	There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund. For the fiscal year ended February 29, 2016, aggregate Independent Trustees’ fees for the Trust were $410,000.
(2)	Mr. O’Connor retired from the Trust effective January 15, 2016.
(3)	Effective January 1, 2016, Mr. Woolson was appointed to the position of Independent Trustee.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

Table of Contents - Statement of Additional Information

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor and principal underwriter. He is also the President and CEO of the administrator to the Trust. The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Fund in the Trust. The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

Additionally, the Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the administrator’s duties with the Trust. The Board has also determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks. The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Table of Contents - Statement of Additional Information

Gail S. Duree. Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009. Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee. Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

George J. Rebhan. Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family. Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine. Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products. In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford. Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the Doubleline Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services. Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products, as well as prior positions where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. Ms. Duree is the Chairperson of the Audit Committee. The Audit Committee meets regularly with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee met once with respect to the Fund during the fiscal year ended February 29, 2016.

Table of Contents - Statement of Additional Information

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC meets only as needed and did not meet with respect to the Fund during the fiscal year ended February 29, 2016.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. Mr. Wofford is the Chairman of the Nominating Committee. The Nominating Committee met four times with respect to the Fund during the fiscal year ended February 29, 2016.

The Nominating Committee will consider nominees recommended by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
As of December 31, 2015, no Trustee beneficially owned shares of the Fund.

As of December 31, 2015, neither the Independent Trustees nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. As of May 31, 2016, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Table of Contents - Statement of Additional Information

Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. FBO Its Customers 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	60.40%	Record
National Financial Services LLC FBO Various Clients P.O. Box 5000 Cincinnati, OH 45201-5000	Fidelity Global Brokerage Group, Inc.	DE	29.86%	Record

Management Ownership Information. As of May 31, 2016, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the Fund’s outstanding shares.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Historically and currently, the types of securities in which the Adviser invests for the Fund provide no voting rights. If, in the future, the Adviser invests in Fund securities that provide proxy voting rights, policies and procedures will be adopted prior to voting such proxies. The policies and procedures will be designed to ensure proxies are voted in accordance with client instructions and in a manner that the Adviser believes to be in the best interest of its clients. They will address dealing with conflicts of interest, recordkeeping and disclosure requirements. The Adviser will offer to provide a copy of such policies and procedures upon request.

The Trust is required to annually file a Form N-PX, which either lists the Fund’s complete proxy voting record for the 12 months ended June 30 or indicates that the Fund did not hold any voting securities, no later than August 31 of each year. The Fund’s proxy voting information is available without charge, upon request, by calling toll-free 1-855-972-6864 (855-WSC-MUNI) and on the SEC’s website at www.sec.gov.

THE FUND’S INVESTMENT ADVISER

Wasmer, Schroeder & Company, Inc., 600 Fifth Avenue South, Suite 210, Naples, Florida 34102, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. Martin M. Wasmer, Chief Executive Officer, and Michael J. Schroeder, President, each own 43.3% of the Adviser, and are each a control person of the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 0.70% of the Fund’s average daily net assets.

Table of Contents - Statement of Additional Information

For the fiscal periods indicated below, the Fund paid the following management fees to the Adviser:

Fiscal Period Ended	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
February 29, 2016	$669,362	$10,977	$0	$658,385
February 28, 2015*	$432,498	$45,357	$0	$387,141
*From March 31, 2014 (inception date) through February 28, 2015.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1)the Board (or a majority of the outstanding shares of the Fund), and (2)a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Fund and to pay Fund operating expenses to ensure that the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed the limits set forth in the Annual Fund Operating Expenses table of the Prospectus. Any such waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years. Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts. Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

Table of Contents - Statement of Additional Information

Portfolio Managers
Mr. Jason Diefenthaler, Senior Vice President, is the portfolio manager primarily responsible for the day-to-day management of the Fund and he has managed the Fund since its inception in March 2014. The following table shows the number of other accounts (not including the Fund) managed by Mr. Diefenthaler and the total assets in the accounts managed within various categories as of February 29, 2016.

Type of Accounts	Number of Accounts (Excluding the Fund)	Total Assets	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	146	$353.34 million	0	$0

Material Conflicts of Interest. The Fund’s portfolio manager does not have managerial responsibilities for any other strategies, funds or accounts outside of the Fund itself and therefore anticipates that there will be no material conflicts of interest.

Compensation. The Adviser is 100% employee-owned and controlled and thus has the ability to develop an incentive structure capable of motivating employees. Compensation represents a combination of a fixed salary and bonuses. The bonus is based on profit-sharing formula that indicates metrics such as over-all firm profitability ratios and employee relative contribution to the firm’s revenues and profits. Subject to vesting and other requirements, certain key management and investment professionals with the Adviser are eligible for participation in the company’s Key Management Equity Growth Participation Plan.

Securities Owned in the Fund by Portfolio Manager. As of February 29, 2016, the portfolio manager beneficially owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Mr. Jason Diefenthaler	$50,001 – $100,000

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to a fund administration servicing agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS” or the “Administrator”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund. USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Table of Contents - Statement of Additional Information

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets.

Administration Fees Paid During Fiscal Periods Ended
February 29, 2016	February 28, 2015*
$106,371	$89,133
* The Fund commenced operations on March 31, 2014; therefore the amount shown for 2015 is for a partial fiscal year.

USBFS is also entitled to certain out-of-pocket expenses. In addition to its role as Administrator, USBFS acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements. Additionally, the Administrator provides CCO services to the Trust under a separate agreement. The cost of the CCO services is charged to the Fund and approved by the Board annually.

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund. The Administrator, Transfer Agent, Custodian and the Fund’s Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP (“Tait’), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.

Schiff Hardin LLP (“Schiff Hardin”), 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as legal counsel to the Trust. Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities will generally be executed over the counter and directly with broker/dealers.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters often act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

Table of Contents - Statement of Additional Information

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. The Adviser does not engage in soft dollar arrangements, nor does it allocate trades to brokers based on ancillary services such as research or statistical information. Trade decisions are exclusively based on best execution requirements. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

During the fiscal period from March 31, 2014 (inception date) through February 28, 2015, and during the fiscal year ended February 29, 2016 the Fund did not pay any brokerage commissions.

The Adviser did not direct the Fund’s brokerage transactions to a broker because of the receipt of research services during the fiscal year ended February 29, 2016.

The Fund did not acquire securities of its regular brokers or dealers during the fiscal year ended February 29, 2016.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of the Fund’s shares is continuous. The Distributor, USBFS, and Custodian are all affiliated companies. The Distributor is a registered broker-dealer and member of FINRA.

Table of Contents - Statement of Additional Information

After its initial two year term, the Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i)occasional gifts; (ii)occasional meals, tickets or other entertainments; and/or (iii)sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

DETERMINATION OF SHARE PRICE

The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Table of Contents - Statement of Additional Information

NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses). The net asset amount attributable to the Institutional class shares is divided by the number of shares held by investors of the class.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1)the last sales price on the securities exchange, if any, on which a security is primarily traded; (2)the mean between the bid and asked prices; (3)price quotations from an approved pricing service; and (4)other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements. The Fund will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

Table of Contents - Statement of Additional Information

The public offering price of Fund shares is the NAV per share. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order. In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i)to suspend the continued offering of the Fund’s shares, and (ii)to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund.

Additionally, the Fund’s minimum investment requirements may be waived for the following types of shareholders:
•
Current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	Any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•
Current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	Existing clients of the Adviser, their employees and immediate family members of such employees;

•	Registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor; and

•	Qualified broker-dealers who have entered into an agreement with the Distributor.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s investment objectives and otherwise acceptable to the Adviser and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary. The Fund will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order. Shares held 60 days or less are subject to a redemption fee as explained in the Prospectus.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a)trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b)an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c)for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

Table of Contents - Statement of Additional Information

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact USBFS.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i)$250,000 or (ii)1% of the Fund’s assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold. A redemption in-kind is a taxable event for you. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. A distribution in-kind is a taxable event.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Table of Contents - Statement of Additional Information

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income are generally made monthly and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. If the Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation and will not be entitled to deduct the dividends paid to shareholders. The Fund can give no assurances that distributions will be sufficient to eliminate all taxes. To avoid the non-deductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12‑month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or shareholders.

Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Net capital losses not fully utilized in one taxable year may be carried forward indefinitely. At February 29, 2016, the Fund had short-term capital losses of $57,152 which may be carried over indefinitely to offset future gains. At February 29, 2016, the Fund deferred, on a tax basis, post-October losses of $0.

Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income. Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares of the Fund or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received or deemed to be received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid in the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

Table of Contents - Statement of Additional Information

Redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss or sale realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which include most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income and the possible applicability of recent withholding legislation known as the Foreign Account Tax Compliance Act, or FATCA, discussed below.

The Foreign Account Tax Compliance Act

A 30% withholding tax on the Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required: (i) generally with respect to distributions from the Fund; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local or foreign taxation. No rulings with respect to tax matters of the Fund will be sought from the Internal Revenue Service. Schiff Hardin has expressed no opinion in respect thereof.

Table of Contents - Statement of Additional Information

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Fund, and has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund offers one share class – Institutional Class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i)upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii)by the vote of the holders of a majority of its outstanding shares, or (iii)by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

Table of Contents - Statement of Additional Information

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report to shareholders for the Fund for the fiscal year ended February 29, 2016, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

Table of Contents - Statement of Additional Information

APPENDIX A

General Credit Ratings

Moody’s Investors Service, Inc.

Aaa	Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services
Long-Term Issue Credit Ratings

Category	Definition
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

Table of Contents - Statement of Additional Information

Category	Definition
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. . The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

Category	Definition
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

Table of Contents - Statement of Additional Information

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Table of Contents - Statement of Additional Information

APPENDIX B

Commercial Paper Ratings

Moody’s Investors Service, Inc.
Short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Standard & Poor’s Ratings Services
A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Table of Contents - Statement of Additional Information

PART C
(Wasmer Schroeder High Yield Municipal Fund)

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust dated October3,1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December6,1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June27,2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January28,2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated March 20, 2014, was previously filed with Post-Effective No. 579 to the Trust’s Registration Statement on Form N-1A on March 25, 2014, and is incorporated herein by reference.

(i) Amended Schedule A dated June 14, 2016 to the Investment Advisory Agreement – filed herewith.

(e)
Distribution Agreement dated March 20, 2014, was previously filed with Post-Effective No. 579 to the Trust’s Registration Statement on Form N-1A on March 25, 2014, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment to the Amended and Restated Custody Agreement dated March 20, 2014, was previously filed with Post-Effective No. 579 to the Trust’s Registration Statement on Form N-1A on March 25, 2014, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Fund Administration Servicing Agreement dated March 20, 2014, was previously filed with Post-Effective No. 579 to the Trust’s Registration Statement on Form N-1A on March 25, 2014, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on FormN‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment to the Transfer Agent Servicing Agreement dated March 20, 2014, was previously filed with Post-Effective No. 579 to the Trust’s Registration Statement on Form N-1A on March 25, 2014, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on FormN‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Fund Accounting Servicing Agreement dated March 20, 2014, was previously filed with Post-Effective No. 579 to the Trust’s Registration Statement on Form N-1A on March 25, 2014, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated March 20, 2014, was previously filed with Post-Effective No. 579 to the Trust’s Registration Statement on Form N-1A on March 25, 2014, and is incorporated herein by reference.

		(A)	Amended Schedule A dated June 14, 2016 to the Operating Expenses Limitation Agreement – filed herewith.

	(v)	Powers of Attorney

(A)
Power of Attorney (Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on FormN-1A on March 24, 2014, and is incorporated herein by reference.

(C)
Power of Attorney of (Woolson) dated January 15, 2016, was previously filed with the Post-Effective Amendment No. 689 to the Trust’s Registration Statement onFormN-1Aon February 12, 2016, and is incorporated herein by reference.

(i)	Legal Opinion dated March 25, 2014, was previously filed with Post-Effective No. 579 to the Trust’s Registration Statement on Form N-1A on March 25, 2014, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No.2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii) Code of Ethics for the Adviser – filed herewith.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

With respect to the Adviser (Wasmer, Schroeder, & Company, Inc.), the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-32554), dated March 23, 2016. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street EWM Funds Trust
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None

Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Wasmer, Schroeder & Company, Inc. 600 Fifth Avenue South, Suite 210 Naples, Florida 34102
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 724 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 724 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 23rd day of June, 2016.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 724 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail C. Duree*	Trustee	June 23, 2016
Gail C. Duree

George Rebhan*	Trustee	June 23, 2016
George Rebhan

George T. Wofford*	Trustee	June 23, 2016
George T. Wofford

Raymond B. Woolson*	Trustee	June 23, 2016
Raymond B. Woolson

Joe D. Redwine*	Trustee, Chairman and Chief	June 23, 2016
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	June 23, 2016
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	June 23, 2016
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		June 23, 2016
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Amended Schedule A to the Investment Advisory Agreement	EX.99.d.i
Amended Schedule A to the Operating Expenses Limitation Agreement	EX.99.h.iv.A
Consent of Independent Registered Public Accounting Firm	EX.99.j
Code of Ethics for the Adviser	EX.99.p.ii